INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY
INVENTORY

5.INVENTORY

	December 31,	December 31,
	2021	2020
Stockpiled ore	$2,458	$—
In-process inventory	6,513	—
Materials and supplies	686	—
Inventory – current	$9,657	$—

Long term
Stockpiled ore	1,299	—
Inventory – long term	$1,299	$—

Non-current inventory consists of stockpiled ore that is not expected to be processed within 12 months.

There were no write downs to reduce the carrying value of inventories to net realizable value during the year ended December 31, 2021.